Note 42 (Tables)	12 Months Ended
Dec. 31, 2021
Other Operating Income Expense [Abstract]
Other operating income [Table Text Block]
The breakdown of the balance under the heading “Other operating income” in the accompanying consolidated income statements is as follows:

Other operating income (Millions of Euros)
	2021	2020	2019
Gains from sales of non-financial services	301	244	258
Hyperinflation adjustment (*)	177	94	146
Other operating income	183	154	235
Total	661	492	639
(*) See Note 2.2.19.

Other operating expense [Table Text Block]
The breakdown of the balance under the heading “Other operating expense” in the accompanying consolidated income statements is as follows:

Other operating expense (Millions of Euros)
	2021	2020	2019
Change in inventories	151	124	107
Contributions to guaranteed banks deposits funds	829	800	746
Hyperinflation adjustment (*)	585	348	538
Other operating expense	475	390	551
Total	2,041	1,662	1,943
(*) See Note 2.2.19.